Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of sales by geographic region
	Six-month period ended June 30,
	2026	2025
	US$ thousands

USA	35,164	21,334
North America - other	-	141
Israel	1,717	1,470
Switzerland	1,543	3,624
Europe	2,093	1,061
Asia-Pacific	2,387	1,774

	42,904	29,404

Schedule of sales to single customers exceeding 10% of sales
	Six-month period ended June 30,
	2026	2025
	US$ thousands

Customer "A"	7,034	1,550
Customer "B"	4,759	4,972
Customer "C"	1,493	3,624

Schedule of significant expense (income)
	Six-month period ended June 30,
	2026	2025
	US$ thousands

Sales	42,904	29,404
Raw material and subcontracted manufacturing costs	(26,114)	(17,141)
Write-down of obsolete inventory	(2,710)	(2,460)
Payroll & related expenses	(12,894)	(10,743)
Share-based compensation expenses	(1,805)	(1,689)
Subcontractor work	(1,204)	(1,768)
Depreciation costs	(616)	(656)
Rent	(1,124)	(1,019)
Other segment items *	(1,103)	(98)
Amortization expense	(135)	(201)
Operating loss	(4,801)	(6,371)
Financial income, net	558	826
Income taxes	(211)	(598)
Segment net loss	(4,454)	(6,143)

*	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.